UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.1%
	Shares	Value

CONSUMER DISCRETIONARY — 14.0%
Ameristar Casinos	464,100	$7,829,367
Black Diamond*	498,900	4,909,176
Bob Evans Farms	364,600	14,044,392
Columbia Sportswear	151,700	7,674,503
Cooper Tire & Rubber	581,700	10,162,299
Group 1 Automotive	245,100	13,174,125
Hillenbrand	504,300	8,719,347
Insight Enterprises*	881,700	14,777,292
Jos A Bank Clothiers*	217,050	9,172,533
Matthews International, Cl A	391,800	11,362,200
MDC Holdings	112,300	3,577,878
Men’s Wearhouse	503,400	13,717,650
Outdoor Channel Holdings	196,100	1,360,934
Papa John’s International*	156,500	7,983,065
Rush Enterprises, Cl A*	170,800	2,758,420
Rush Enterprises, Cl B*	178,000	2,388,760
Standard Parking*	532,800	11,300,688
Stoneridge*	914,500	5,871,090
WMS Industries*	515,800	9,475,246

		160,258,965

CONSUMER STAPLES — 0.9%
Snyders-Lance	454,100	10,639,563

ENERGY — 3.4%
Carrizo Oil & Gas*	362,000	9,126,020
Georesources*	297,800	9,964,388
Natural Gas Services Group*	217,100	3,147,950
Oceaneering International	173,300	8,957,877
Unit*	203,400	8,087,184

		39,283,419

FINANCIAL SERVICES — 25.4%
Ameris Bancorp*	717,028	8,561,314
BancorpSouth	48,900	708,561
Bank of Kentucky Financial	106,800	2,624,076
BBCN Bancorp*	319,600	3,624,264
Berkshire Hills Bancorp	391,100	8,784,106
Boston Private Financial Holdings	1,198,500	11,277,885
Brandywine Realty Trust†	553,530	6,575,936
Bryn Mawr Bank	212,500	4,394,500
Campus Crest Communities†	779,000	8,537,840
CapLease†	1,270,100	5,778,955
Columbia Banking System	371,500	6,705,575
CubeSmart†	708,500	8,494,915
CVB Financial	684,685	8,079,283
Duke Realty†	287,600	4,158,696
Enterprise Financial Services	374,400	4,698,720
Excel Trust†	878,100	10,747,944
Financial Institutions	182,600	3,140,720
First Financial Holdings	241,200	2,846,160
First of Long Island	165,200	4,739,588
Flushing Financial	555,300	7,835,283
FNB	900,900	9,801,792
Fortegra Financial*	427,200	3,383,424
Hancock Holding	278,700	8,494,776
Hanover Insurance Group	143,400	5,029,038
Heritage Financial	437,100	6,053,835
HFF, Cl A*	378,300	4,940,598
Jack Henry & Associates	272,600	9,467,398

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIAL SERVICES — continued
KBW	472,600	$7,613,586
Kite Realty Group Trust†	1,304,300	6,560,629
Lexington Realty Trust†	1,038,241	9,281,875
Mack-Cali Realty†	148,900	3,989,031
Meadowbrook Insurance Group	423,610	2,982,214
Navigators Group*	126,000	6,102,180
Park Sterling*	354,500	1,627,155
Parkway Properties†	226,100	2,516,493
Pebblebrook Hotel Trust†	493,600	11,214,592
ProAssurance	85,500	7,658,235
Prosperity Bancshares	239,200	9,704,344
Selective Insurance Group	207,000	3,572,820
Susquehanna Bancshares	708,931	7,557,205
Trico Bancshares	382,300	5,830,075
Union First Market Bankshares	472,400	7,213,548
Univest Corp of Pennsylvania	179,600	2,857,436
Waddell & Reed Financial, Cl A	180,700	5,256,563
Weingarten Realty Investors†	225,700	6,066,816
Wright Express*	202,200	13,017,636

		290,107,615

HEALTH CARE — 6.7%
Bio-Rad Laboratories, Cl A*	161,700	15,557,157
Charles River Laboratories International*	197,300	6,714,119
CONMED	311,500	8,547,560
Hanger Orthopedic Group*	586,900	15,124,413
HealthSouth*	503,900	11,287,360
Medical Action Industries*	317,200	1,103,856
Owens & Minor	186,500	5,261,165
Sirona Dental Systems*	296,100	12,800,403

		76,396,033

INDUSTRIALS — 0.9%
Altra Holdings	574,000	9,482,480
Furmanite*	74,200	332,416

		9,814,896

INFORMATION TECHNOLOGY — 3.1%
CSG Systems International*	730,700	12,882,241
Electro Scientific Industries	794,100	9,854,781
JDA Software Group*	416,700	12,325,986

		35,063,008

MATERIALS & PROCESSING — 14.7%
ABM Industries	511,900	9,521,340
Aptargroup	391,300	19,568,913
Belden CDT	273,600	8,790,768
Brady, Cl A	352,800	9,359,784
Carpenter Technology	236,900	11,338,034
Consolidated Graphics*	339,400	8,047,174
Ferro*	1,659,600	5,094,972
HB Fuller	292,100	8,535,162
Innophos Holdings	132,200	7,663,634
Interline Brands*	795,100	20,179,638
Koppers Holdings	320,200	10,547,388
Kraton Performance Polymers*	362,600	8,492,092
OM Group*	427,300	6,708,610
Omnova Solutions*	1,004,400	7,312,032
Quanex Building Products	380,100	6,423,690
Rogers*	300,100	10,758,585

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS & PROCESSING — continued
United Stationers	372,900	$9,400,809

		167,742,625

PRODUCER DURABLES — 18.5%
Actuant, Cl A	522,300	14,864,658
Albany International, Cl A	466,300	8,346,770
Briggs & Stratton	503,800	8,786,272
CBIZ*	1,309,800	6,928,842
Celadon Group	542,400	8,098,032
Compass Diversified Holdings	981,100	13,558,802
ESCO Technologies	354,400	12,761,944
Esterline Technologies*	168,500	9,894,320
Granite Construction	374,600	9,702,140
II-VI*	302,000	5,266,880
Kaman	431,500	14,058,270
Littelfuse	292,300	15,678,972
Measurement Specialties*	496,200	14,776,836
Methode Electronics	923,300	8,125,040
Michael Baker*	345,900	8,723,598
Navigant Consulting*	884,200	10,283,246
Orbital Sciences*	903,700	11,838,470
Regal-Beloit	259,300	16,691,141
Triumph Group	209,300	13,087,529

		211,471,762

TECHNOLOGY — 7.6%
ATMI*	506,500	9,613,370
Black Box	393,700	10,488,168
Coherent*	168,000	8,203,440
Emulex*	1,159,000	7,498,730
FormFactor*	352,900	2,159,748
GSI Group*	729,500	7,513,850
Harmonic*	1,408,100	5,970,344
Integrated Device Technology*	1,837,500	9,261,000
Jabil Circuit	379,800	8,241,660
ON Semiconductor*	1,177,520	8,171,989
Plantronics	301,200	9,885,384

		87,007,683

UTILITIES — 1.9%
IDACORP	311,300	13,136,860
UNS Energy	209,400	8,522,580

		21,659,440

TOTAL COMMON STOCK (Cost $988,744,060)		1,109,445,009

CASH EQUIVALENT — 2.8%
Dreyfus Treasury Prime Cash Management, 0.000%, (A) (Cost $32,439,844)	32,439,844	32,439,844

TOTAL INVESTMENTS — 99.9% (Cost $1,021,183,904)‡		$1,141,884,853

Percentages are based on Net Assets of $1,142,799,550.

(A)	The rate shown is the 7-day effective yield as of July 31, 2012.

*	Non-income producing security.

†	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
JULY 31, 2012 (Unaudited)

‡	At July 31, 2012, the tax basis cost of the Portfolio’s investments was $1,021,183,904, and the unrealized appreciation and depreciation were $223,608,791 and $(102,907,842), respectively.

Cl	Class

As of July 31, 2012, all of the Portfolio’s investments are Level 1 in accordance with ASC-820.

For the quarter ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2012, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-1700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012